Other, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other net [Line Items]
Other operating incomes	$ 70,684,000	$ 54,136,000	$ 80,626,000
Reversal from Impairment of Spare Parts and Supplies	(17,266,000)	(15,762,000)	(11,641,000)
Provision for impairment of spare parts and supplies, note 8(c)	(6,877,000)	(8,920,000)	(7,329,000)
Other Operating Expense	(99,944,000)	(51,446,000)	(91,716,000)
Other operating income expense net	(29,260,000)	2,690,000	(11,090,000)
Profit (Loss) for the year	(262,804,000)	(150,339,000)	(28,459,000)
Proceeds from insurance claim	2,358,000	4,381,000	0
Environmental liabilities, budget for closure	$ 13,095,000
Environmental liabilities, term	9 years
Environmental liabilities, outstanding balance	$ 12,658,000	483,000
Minimum
Disclosure of Other net [Line Items]
Environmental liabilities, discount rate	0.29%
Maximum
Disclosure of Other net [Line Items]
Environmental liabilities, discount rate	2.73%
Cost of sale of supplies and merchandise to third parties [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	$ (35,831,000)	(26,463,000)	(33,664,000)
Provision for impairment of spare parts and supplies, note 8(c) [Member]
Disclosure of Other net [Line Items]
Provision for impairment of spare parts and supplies, note 8(c)	22,394,000	17,266,000	15,703,000
Changes in environmental liabilities provision (c) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(15,533,000)	(124,000)	(3,618,000)
Cost of sale of services to third parties [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(10,440,000)	(3,311,000)	(9,769,000)
Personnel expenses [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(5,645,000)	0	(6,223,000)
Changes in provisions for exploration projects, note 15(b) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(2,030,000)	(642,000)	(4,020,000)
Withdrawals and disposals of property, machinery and equipment, note 11(a) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(1,909,000)	(586,000)	(2,926,000)
Administrative expensess.
Disclosure of Other net [Line Items]
Other Operating Expense	(977,000)	(245,000)	(965,000)
Allowance for expected credit losses, note 7(i) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(409,000)	(4,000)	(25,000)
Net cost of property, machinery and equipment to third parties, note 11(a) [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(119,000)	(192,000)	(4,965,000)
Disposal cost of sale of supplies and merchandise to third parties [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	(72,000)	(1,211,000)	(2,944,000)
Others.
Disclosure of Other net [Line Items]
Other Operating Expense	(4,585,000)	(1,402,000)	(6,894,000)
Sale of supplies and merchandise to third parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes	33,014,000	19,581,000	32,228,000
Reversal for impairment of spare parts and supplies, note 8(c) [Member]
Disclosure of Other net [Line Items]
Reversal from Impairment of Spare Parts and Supplies	(17,266,000)	(15,762,000)	(11,641,000)
Sale of services to third parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes	10,473,000	5,626,000	6,415,000
Income from dividends in other investments [Member]
Disclosure of Other net [Line Items]
Other operating incomes	3,350,000	0	3,625,000
Insurance claim recovery (b) [Member]
Disclosure of Other net [Line Items]
Other operating incomes	2,358,000	4,381,000	0
Revenue from commercial claims [Member]
Disclosure of Other net [Line Items]
Other operating incomes	0	3,800,000	2,098,000
Sale of assets to third parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes	685,000	1,356,000	19,405,000
Sale of supplies to related parties, note 32(a) [Member]
Disclosure of Other net [Line Items]
Other operating incomes	169,000	890,000	1,259,000
Sale of investment in subsidiary [Member]
Disclosure of Other net [Line Items]
Other operating incomes	0	250,000	0
Sale of assets to related parties, note 32(a) [Member]
Disclosure of Other net [Line Items]
Other operating incomes	0	0	11,000
Others
Disclosure of Other net [Line Items]
Other operating incomes	$ 3,369,000	$ 2,490,000	$ 3,944,000